Fees Summary	May 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,457,547.20
Previously Paid Amount	0.00
Total Fee Amount	753.69
Total Offset Amount	0.00
Net Fee	$ 753.69
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A